Related party transactions (Details) In Thousands, unless otherwise specified				1 Months Ended	12 Months Ended				57 Months Ended		12 Months Ended						12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Jun. 30, 2009 Beijing Jingjing CNY	Mar. 31, 2014 Beijing Jingjing USD ($)	Mar. 31, 2014 Beijing Jingjing CNY	Mar. 31, 2013 Beijing Jingjing CNY	Mar. 31, 2012 Beijing Jingjing CNY	Mar. 31, 2014 Beijing Jingjing USD ($)	Mar. 31, 2014 Beijing Jingjing CNY	Mar. 31, 2014 Golden Meditech Holdings Limited (GMHL) USD ($)	Mar. 31, 2014 Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2013 Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2014 GMHL, Beijing Jingjing and China Bright USD ($)	Mar. 31, 2014 GMHL, Beijing Jingjing and China Bright CNY	Mar. 31, 2013 GMHL, Beijing Jingjing and China Bright CNY	Mar. 31, 2014 China Bright Group Co. Limited USD ($)	Mar. 31, 2014 China Bright Group Co. Limited CNY	Mar. 31, 2014 Golden Meditech (S) Pte Ltd. USD ($)	Mar. 31, 2014 Golden Meditech (S) Pte Ltd. CNY	Mar. 31, 2014 Golden Meditech (S) Pte Ltd. SGD
Related Party Transaction
Rental of properties					$ 232	1,440	1,440	1,440											$ 145	904	200
Raw material purchase																	2,306	14,336
Interest expenses											6,112	37,994	18,761
Amounts due to related parties	3,452	21,453	11,241											3,452	21,453	11,241
Monthly rental payment				174					$ 19	120
Period of lease									5 years 6 months	5 years 6 months